Trade and other receivables	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Trade and other receivables	6.Trade and other receivables
	December 31,	December 31,
	2021	2020

Trade receivables	$4,740	$2,761
Value added taxes receivable	3,219	1,916
Other receivables	249	425
	$8,208	$5,102